Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,623,235
		$ 3,623,235
Education — 23.4%
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	$1,500	$ 1,701,422
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,224,914
Massachusetts Development Finance Agency, (Boston College):
5.00%, 7/1/53	2,500	2,562,071
5.00%, 7/1/55	1,500	1,579,418
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,550,682
5.00%, 5/1/35	1,660	1,660,526
Massachusetts Development Finance Agency, (Harvard University):
5.00%, 2/15/33	1,000	1,118,461
5.00% to 5/13/32 (Put Date), 5/15/55	1,980	2,198,796
Massachusetts Development Finance Agency, (Middlesex School):
4.25%, 7/1/54	1,600	1,398,642
5.00%, 7/1/34	2,000	2,267,199
Massachusetts Development Finance Agency, (Smith College), 5.00%, 7/1/35	80	91,554
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	3,350	2,292,885
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	756,943
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,581,119
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	950	933,105
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,874,538
University of Massachusetts Building Authority, 5.25%, 11/1/42	2,000	2,038,861
		$ 30,831,136
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.7%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 872,724
		$ 872,724
General Obligations — 13.9%
Boston, MA:
5.00%, 2/1/35	$790	$ 900,247
5.00%, 2/1/43	970	1,030,807
East Longmeadow, MA, 3.00%, 11/1/42	2,000	1,590,453
Framingham, MA, 3.00%, 12/1/40	1,860	1,536,325
Massachusetts:
5.00%, 7/1/35	900	1,029,154
5.25%, 10/1/47	2,000	2,095,882
New Bedford, MA, 4.00%, 9/1/47	2,650	2,380,113
Newton, MA, 4.00%, 2/1/49	1,100	997,620
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	2,757,157
Norwood, MA, 4.00%, 9/15/47	2,450	2,218,985
Puerto Rico, 5.625%, 7/1/27	300	308,802
Tyngsborough, MA, 3.00%, 10/15/42	1,760	1,398,514
		$ 18,244,059
Hospital — 19.6%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,008,996
5.00%, 7/1/34	2,500	2,738,208
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	1,055	908,355
5.25%, 3/1/54	2,500	2,580,946
(LOC: TD Bank, N.A.), 3.85%, 3/1/48(1)	300	300,000
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,574,051
Green Bonds, 5.00%, 7/1/44	2,930	2,815,399
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	1,994,009
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/54	3,340	3,344,777
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	2,000	1,971,797
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,262,964
Massachusetts Development Finance Agency, (Umass Memorial Health Care, Inc.), 5.25%, 7/1/50	1,750	1,769,184

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 3.85%, 7/1/39(1)	$1,400	$ 1,400,000
(LOC: TD Bank, N.A.), 3.85%, 7/1/44(1)	2,165	2,165,000
		$ 25,833,686
Housing — 4.7%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(2)	$500	$ 495,422
5.00%, 7/1/44(2)	2,000	1,903,386
Massachusetts Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	2,000	2,007,977
Sustainability Bonds, 2.65%, 6/1/26	1,000	993,510
Sustainability Bonds, 3.00%, 12/1/50	1,000	721,582
		$ 6,121,877
Industrial Development Revenue — 1.0%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 605,518
(AMT), 4.875%, 11/1/42(2)	740	681,519
		$ 1,287,037
Insured - Education — 4.7%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$ 6,199,666
		$ 6,199,666
Insured - Special Tax Revenue — 4.2%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,511,078
		$ 5,511,078
Lease Revenue/Certificates of Participation — 1.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,377,468
		$ 1,377,468
Other Revenue — 1.4%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,025	$ 1,886,595
		$ 1,886,595
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 211,906
5.00%, 11/15/38(2)	135	137,784
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	2,000	1,846,739
		$ 2,196,429
Special Tax Revenue — 5.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 196,523
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	1,820	1,762,262
5.00%, 7/1/45	2,360	2,383,647
5.25%, 7/1/31	1,240	1,409,691
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,883,188
		$ 7,635,311
Student Loan — 2.4%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,351,961
(AMT), 4.25%, 7/1/32	1,800	1,797,056
		$ 3,149,017
Transportation — 8.0%
Massachusetts Port Authority, (AMT), 5.00%, 7/1/51	$4,090	$ 4,092,474
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,390,730
(AMT), 5.00%, 7/1/49	2,500	2,474,492
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	2,500	2,543,024
		$ 10,500,720
Water and Sewer — 2.3%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$2,000	$ 2,007,524
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,053,372
		$ 3,060,896
Total Tax-Exempt Municipal Obligations (identified cost $130,202,253)		$128,330,934

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.7%
Massachusetts Development Finance Agency, (Wellforce), (AG), 3.89%, 7/1/25	$1,000	$ 1,000,000
		$ 1,000,000
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 85,098
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	45,049
		$ 130,147
Special Tax Revenue — 0.7%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 906,641
		$ 906,641
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 2,036,788
Total Investments — 99.1% (identified cost $132,185,103)		$130,367,722
Other Assets, Less Liabilities — 0.9%		$ 1,162,140
Net Assets — 100.0%		$131,529,862
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $6,078,797 or 4.6% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 4.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$128,330,934	$ —	$128,330,934
Taxable Municipal Obligations	—	2,036,788	—	2,036,788
Total Investments	$ —	$130,367,722	$ —	$130,367,722
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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